Document and Entity Information	Apr. 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001950475
Document Type	8-K
Document Period End Date	Apr. 23, 2024
Entity Registrant Name	BGC Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35591
Entity Tax Identification Number	86-3748217
Entity Address, Address Line One	499 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	610-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 per share
Trading Symbol	BGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false